Note 1 - Description of the Business	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Business Description and Basis of Presentation [Text Block]
1.           Description of the business

FirstService Corporation (the “Company”) is a provider of real estate-related services to the commercial, institutional and residential markets in North America and various countries around the world.  The Company’s operations are conducted in three segments: Commercial Real Estate Services (“CRE”), Residential Real Estate Services (“RRE”) and Property Services.  The Company operates as Colliers International within CRE; FirstService Residential and American Pool Enterprises within RRE; and Paul Davis, Certa Pro Painters, California Closets and several other franchise brands within Property Services.